UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas F. Allison
Title:  Company Secretary
Phone:  011 44 171 711 0771

Signature, Place and Date of Signing:

/s/ Douglas F. Allison, London, England, May 9, 2000
    -------------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:   354955

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Asia Pacific Fund Inc          Common           044901106    12768  1223300 SH       SOLE                  1223300
Asia Tigers Fund Inc           Common           04516T105    19815  1933190 SH       SOLE                  1933190
Argentina Fund                 Common           040112104     7354   625900 SH       SOLE                   625900
Brazilian Equity Fund          Common           105884100     1188   195900 SH       SOLE                   195900
Brazil Fund Inc                Common           105759104    12116   702400 SH       SOLE                   702400
Chile Fund Inc                 Common           168834109     6787   627700 SH       SOLE                   627700
European Warrant Fund          Common           298792102      296    17100 SH       SOLE                    17100
Fidelity Advisor Korea Fund    Common           315804104     2424   199920 SH       SOLE                   199920
First Philippine Fund          Common           336100102     1950   405100 SH       SOLE                   405100
Irish Investment Fund, Inc     Common           462710104      326    20500 SH       SOLE                    20500
India Fund, Inc.               Common           454089103    41980  2464896 SH       SOLE                  2464896
India Growth Fund, Inc.        Common           454090101    17155  1082730 SH       SOLE                  1082730
Jardine Fleming India Fund, In Common           471112102     9743   715100 SH       SOLE                   715100
Japan OTC Equity Fund, Inc.    Common           471091108       43     4000 SH       SOLE                     4000
Korean Investment Fund, inc    Common           500637103     7216   966100 SH       SOLE                   966100
Korea Equity Fund, Inc         Common           50063B104     3602   893600 SH       SOLE                   893600
Korea Fund, Inc                Common           500634100    38134  2569000 SH       SOLE                  2569000
Latin American Discovery       Common           51828C106     1825   160000 SH       SOLE                   160000
Latin American Equity          Common           51827T100     1516   113900 SH       SOLE                   113900
Mexico Fund, Inc               Common           592835102    49972  2850456 SH       SOLE                  2850456
MSDW Africa Investment Fund, I Common           617444104    25111  2742450 SH       SOLE                  2742450
MSDW Asia Pacific Fund, Inc    Common           61744U106     8534   782500 SH       SOLE                   782500
MSDW India Investment, Inc.    Common           61745C105    27745  2108900 SH       SOLE                  2108900
MSDW Emerging Markets Fund     Common           61744G107     7934   459100 SH       SOLE                   459100
MSDW Eastern Europe Fund       Common           616988101     1610    84200 SH       SOLE                    84200
New Germany Fund Inc           Common           644465106      143     9700 SH       SOLE                     9700
Pakistan Investment Fund       Common           695844100       98    31700 SH       SOLE                    31700
R.O.C. Taiwan Fund Inc.        Common           749651105    23371  2351800 SH       SOLE                  2351800
Southern Africa Fund           Common           842157109      662    42700 SH       SOLE                    42700
Taiwan Equity Fund, Inc.       Common           874031107     9391   468800 SH       SOLE                   468800
Templeton Vietnam & Southeast  Common           88022J107     2780   342100 SH       SOLE                   342100
Turkish Investment Fund, Inc.  Common           900145103    10451   637000 SH       SOLE                   637000
WEBS Malaysia                  Common           92923H871      916   132000 SH       SOLE                   132000
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